Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.46%
California: 94.54%
Airport revenue: 5.76%
California Municipal Finance Authority AMT Senior Lien Linxs Apartment Project Series A	5.00%	12-31-2043	$ 5,730,000	$ 5,802,933
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	5.00	5-15-2047	5,000,000	5,119,812
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2038	3,000,000	3,153,947
San Diego County CA Regional Airport Authority Revenue Refunding Subordinated Bond Series A	5.00	7-1-2044	3,045,000	3,269,931
San Diego County CA Regional Airport Authority Subordinate Airport Revenue Bonds Series 2021 Class B	5.00	7-1-2056	6,040,000	6,265,804
San Francisco CA City & County Airport Commission San Francisco International Airport Revenue Bonds Series 2019A	5.00	5-1-2049	5,000,000	5,163,653
San Francisco CA City & County Airport Commission San Francisco International Airport Series 2022A	4.00	5-1-2052	1,500,000	1,416,693
San Francisco CA City & County Airport Commission San Francisco International Airport Series A	5.00	5-1-2047	7,715,000	7,889,695
San Jose CA Airport Revenue Refunding Bond AMT Series A	5.00	3-1-2047	4,000,000	4,087,147
San Jose CA Airport Revenue Refunding Bond Series B	5.00	3-1-2042	1,750,000	1,842,482
				44,012,097
Education revenue: 9.68%
California CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2032	1,135,000	1,162,904
California CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2041	2,875,000	2,861,120
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,751,646
California Educational Facilities Authority Revenue Bonds Series 2022A	4.00	12-1-2050	2,735,000	2,306,703
California Financial Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2046	1,670,000	1,506,399
California Municipal Finance Authority California Baptist University Series A 144A	5.00	11-1-2025	660,000	664,788
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.75	8-1-2033	1,525,000	1,545,144
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,014,313
California Municipal Finance Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2041	1,250,000	1,167,574
California Municipal Finance Authority Education Revenue Bond Literacy First Charter Schools	5.00	12-1-2039	1,390,000	1,441,179
California Municipal Finance Authority Education Revenue Bond Stream Charter School Project 144A	5.00	6-15-2041	925,000	860,097
California Municipal Finance Authority Education Revenue Bond Stream Charter School Project Series A 144A	5.00	6-15-2051	1,265,000	1,114,088
California Municipal Finance Authority Refunding Bond Biola University Incorporated	5.00	10-1-2035	600,000	629,846
California Municipal Finance Authority Revenue Bonds	4.00	10-1-2046	1,930,000	1,684,690
California Municipal Finance Authority Revenue Bonds	4.00	10-1-2051	1,150,000	974,152
California Municipal Finance Authority Revenue Refunding Bond University Pacific Series A	4.00	11-1-2042	1,600,000	1,613,928
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
California Municipal Finance Authority Revenue Samuel Merritt University Series 2022	5.25%	6-1-2053	$ 9,500,000	$ 10,346,064
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2047	1,000,000	923,485
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2054	1,000,000	899,770
California School Finance Authority Charter School Revenue Aspire Public Schools Series 2021A 144A	4.00	8-1-2051	775,000	650,593
California School Finance Authority Charter School Revenue Aspire Public Schools 144A	5.00	8-1-2050	3,540,000	3,554,966
California School Finance Authority Charter School Revenue Girls Athletic Leadership Schools 144A	4.00	6-1-2051	905,000	646,031
California School Finance Authority Charter School Revenue Lifeline Education Charter School Project 144A	5.00	7-1-2045	800,000	751,892
California School Finance Authority Green Dot Public Schools Projects 144A	4.00	8-1-2025	475,000	477,343
California School Finance Authority Green Dot Public Schools Projects 144A	5.00	8-1-2035	2,525,000	2,580,275
California School Finance Authority KIPP Louisiana School Projects Series A 144A	5.00	7-1-2035	1,000,000	1,026,787
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2036	945,000	912,242
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2046	2,100,000	1,909,612
California School Finance Authority Santa Clarita Valley International School Project 144A	4.00	6-1-2041	500,000	416,543
California School Finance Authority Santa Clarita Valley International School Project 144A	4.00	6-1-2051	650,000	496,674
California University Systemwide Refunding Bond Series A	5.00	11-1-2045	6,400,000	6,708,436
Fullerton CA PFA Refunding Bond	4.00	2-1-2051	2,500,000	2,432,697
Trustees of the California State University Systemwide Revenue Bonds Series 2017A	5.00	11-1-2047	1,000,000	1,060,529
University of California Series AI	5.00	5-15-2038	2,000,000	2,005,569
University of California Series BN	5.00	5-15-2043	4,000,000	4,572,683
University of California Series BN	5.00	5-15-2044	2,630,000	2,998,554
University of California Series K	4.00	5-15-2046	5,295,000	5,295,893
				73,965,209
GO revenue: 18.96%
Barstow CA Unified School District Election of 2016 Series C (AGM Insured)	5.00	8-1-2050	1,195,000	1,307,407
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,114,156
California Various Purposes	5.00	9-1-2032	5,100,000	5,148,159
California Various Purposes (BAM Insured)	5.00	9-1-2035	35,000,000	37,717,782
California Various Purposes	5.00	8-1-2046	10,000,000	10,492,632
Centinela Valley CA Union High School District Election of 2008 Series B	6.00	8-1-2036	2,500,000	2,527,421
Centinela Valley CA Union High School District Election of 2008 Series C	5.00	8-1-2035	2,000,000	2,065,356
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2029	1,750,000	1,469,101
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2033	1,500,000	1,085,511
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2024	1,000,000	959,849
Compton CA Community College CAB Election of 2002 Series C ¤	0.00	8-1-2035	3,445,000	2,215,001
See accompanying notes to portfolio of investments

2  |  Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Delano CA Union High School Election of 2010 Series B (AGM Insured)	5.75%	8-1-2035	$ 4,510,000	$ 4,520,871
Escondido CA Union High School CAB Election of 2008 Series A (AGC Insured) ¤	0.00	8-1-2027	8,385,000	7,450,805
Garden Grove CA Unified School District Election of 2010 Series C	5.25	8-1-2037	2,000,000	2,017,583
Inglewood CA Unified School District Election of 2012 GO Series B (BAM Insured)	5.00	8-1-2036	200,000	214,218
Inglewood CA Unified School District Election of 2012 GO Series B (BAM Insured)	5.00	8-1-2038	500,000	530,317
Long Beach CA Unified School District CAB Election of 2008 Series B ¤	0.00	8-1-2035	2,000,000	1,282,812
Long Beach CA Unified School District Unrefunded Bond Election of 2008 Series A	5.50	8-1-2026	95,000	95,205
Lynwood CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2033	5,000	5,037
Merced CA City School District Election of 2014	5.00	8-1-2045	1,000,000	1,036,860
Merced CA Union High School District CAB Series C ¤	0.00	8-1-2032	3,380,000	2,534,034
Mount San Antonio CA Community College District CAB Election of 2008 Series A ¤	0.00	8-1-2024	1,610,000	1,553,451
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,486,490
Oakland CA Unified School District Election of 2012	5.50	8-1-2023	260,000	262,332
Oakland CA Unified School District Election of 2012 Series A	5.00	8-1-2040	3,600,000	3,815,933
Paramount CA Unified School District CAB Election of 2006 ¤	0.00	8-1-2033	2,500,000	1,765,610
Pomona CA Unified School District Series A (NPFGC Insured)	6.55	8-1-2029	1,350,000	1,536,334
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A ¤	0.00	8-1-2024	1,800,000	1,736,134
Rialto CA Unified School District CAB Election of 2010 Series A (AGM Insured) ¤	0.00	8-1-2026	3,320,000	3,005,157
Sacramento CA Unified School District Election of 2012 Series A (BAM Insured)	5.25	8-1-2033	1,000,000	1,008,070
Sacramento CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2033	2,735,000	2,894,582
San Bernardino County CA Community Election of 2008 Series D	5.00	8-1-2045	2,000,000	2,119,963
San Bernardino County CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2040	8,000,000	8,324,098
San Diego CA Unified School District	4.00	7-1-2047	2,025,000	2,007,984
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2032	1,750,000	1,754,781
San Gorgonio CA Memorial Healthcare Refunding Bond	5.50	8-1-2028	2,525,000	2,549,813
San Rafael CA City High School District CAB Election of 2002 Series B (NPFGC Insured) ¤	0.00	8-1-2023	1,260,000	1,247,768
San Rafael CA City High School District Election of 2015 Series C	4.00	8-1-2043	1,500,000	1,510,551
Sanger CA Unified School District Refunding Bond (NPFGC Insured)	5.60	8-1-2023	5,000	5,048
Santa Ana CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2038	15,000,000	8,171,511
Sierra Kings CA Health Care District	5.00	8-1-2028	1,000,000	1,048,677
Sierra Kings CA Health Care District	5.00	8-1-2032	1,500,000	1,570,978
Sierra Kings CA Health Care District	5.00	8-1-2037	1,750,000	1,808,982
Sonoma Valley CA Unified School District CAB Election of 2010 Series A ¤	0.00	8-1-2027	1,020,000	893,698
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  3

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Stockton CA Unified School District Election of 2012 Series A (AGM Insured)	5.00%	8-1-2038	$ 1,025,000	$ 1,048,232
Tulare CA Local Health Care District Refunding Bond (BAM Insured)	4.00	8-1-2039	1,850,000	1,870,740
Washington Township CA Health Care District Election of 2004 Series B	5.50	8-1-2038	1,500,000	1,547,367
West Contra Costa CA Unified School District Election of 2005 Series B	6.00	8-1-2027	1,080,000	1,238,051
Wiseburn CA School District CAB (AGC Insured) ¤	0.00	8-1-2027	1,525,000	1,346,443
				144,918,895
Health revenue: 13.86%
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured Senior Living Revenue Bond Odd Fellows Home of California Series 2012 A	5.00	4-1-2042	1,100,000	1,101,578
California CDA Adventist Health System Series A	5.00	3-1-2045	2,500,000	2,543,367
California CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	5,150,000	5,159,801
California CDA Redwoods Projects	5.13	11-15-2035	1,500,000	1,523,796
California CDA Revenue Refunding Bond Adventist Health System West Series A	5.00	3-1-2048	5,000,000	5,101,774
California Communities Marin General Hospital Series A	5.00	8-1-2036	700,000	733,315
California Communities Marin General Hospital Series A	5.00	8-1-2037	500,000	520,463
California Communities Marin General Hospital Series A	5.00	8-1-2038	450,000	466,613
California HFFA	4.00	11-15-2048	5,000,000	4,759,449
California HFFA	4.00	11-1-2051	3,000,000	2,903,533
California HFFA	5.00	11-15-2046	2,040,000	2,221,790
California HFFA	5.00	11-15-2046	2,960,000	3,064,760
California HFFA El Camino Hospital	5.00	2-1-2035	3,000,000	3,210,095
California HFFA LA Biomedical Research Institute at Harbor-UCLA Medical Center	5.00	9-1-2048	6,095,000	6,206,848
California HFFA Refunding Bond Cedars-Sinai Medical Center Series B	4.00	8-15-2039	10,500,000	10,560,066
California HFFA Refunding Bond Children's Hospital Series A	5.00	8-15-2047	10,050,000	10,256,044
California HFFA Senior Health Services	5.00	8-1-2040	700,000	733,311
California HFFA Senior Health Services	5.00	8-1-2050	1,000,000	1,022,866
California HFFA Series A	4.00	11-1-2040	1,375,000	1,389,879
California Municipal Finance Authority Palomar Health Certificate of Participation Series 2022A (AGM Insured)	5.25	11-1-2052	1,500,000	1,601,385
California Municipal Finance Authority Refunding Bond Channing House Project Series A	5.00	5-15-2034	1,000,000	1,093,889
California Municipal Finance Authority Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,426,325
California Municipal Finance Authority Revenue Bonds Series 2021 Humangood California Obligated Group	4.00	10-1-2049	2,250,000	2,067,138
California Municipal Finance Authority Revenue Bonds	4.00	12-1-2039	1,240,000	1,254,793
California Municipal Finance Authority Revenue Bonds	4.00	9-15-2046	3,300,000	3,286,635
California Municipal Finance Authority Revenue Bonds	4.00	12-1-2049	2,915,000	2,862,993
California Municipal Finance Authority Revenue Bonds	4.00	9-15-2051	3,885,000	3,793,016
California Municipal Finance Authority Revenue Bonds	5.00	7-1-2039	1,000,000	1,098,334
California Municipal Finance Authority Revenue Bonds	5.00	7-1-2049	2,650,000	2,840,308
California Municipal Finance Authority Revenue Bonds Community Health System Series 2021A	4.00	2-1-2051	1,500,000	1,414,757
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2037	500,000	514,116
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2047	5,365,000	5,387,938
See accompanying notes to portfolio of investments

4  |  Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California PFA Senior Living Enso Village Project Series A 144A	5.00%	11-15-2051	$ 1,255,000	$ 1,072,156
California PFA Senior Living Enso Village Project Series A 144A	5.00	11-15-2056	1,235,000	1,037,171
California Statewide CDA Revenue Bonds Enloe Medical Center Series 2022A (AGM Insured)	5.25	8-15-2052	2,000,000	2,150,224
Palomar Health Refunding Bonds Series 2017	5.00	11-1-2042	4,000,000	4,063,650
University of California Regents Medical Center Series J	5.00	5-15-2033	2,265,000	2,271,307
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	2,210,000	2,216,775
Washington Township CA Health Care District Series A	5.00	7-1-2042	1,000,000	1,003,358
				105,935,616
Housing revenue: 6.69%
California CDA Poway Retirement Housing Foundation Housing Incorporated Series A	5.25	11-15-2035	1,500,000	1,524,468
California CDA Uptown Newport Apartments Series 2017 AA & BB (East West Bank LOC) ø	4.03	3-1-2057	3,020,000	3,020,000
California Community Housing Agency Essential Housing Revenue Creekwood Series A 144A	4.00	2-1-2056	3,000,000	2,315,066
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	3,000,000	2,484,514
California Community Housing Agency Workforce Apartments Series A 144A	5.00	4-1-2049	3,000,000	2,572,468
California HFA Municipal Certificate of Participation Series 2 Class A (FHLMC Insured)	3.75	3-25-2035	124,525	123,508
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	8,177,319	8,210,441
California Municipal Finance Authority Mobile Home Park Revenue Caritas Projects Series 2021B	4.00	8-15-2051	870,000	762,234
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00	8-15-2029	500,000	533,575
California Municipal Finance Authority Special Finance Agency Essential Housing Revenue Bond Series 2021A-2 Junior Bonds Latitude33 144A	4.00	12-1-2045	1,500,000	1,182,572
California Municipal Finance Authority Special Finance Agency XII California Essential Housing Revenue Bond Allure Apartments Series A-2 Junior Bonds 144A	4.38	8-1-2049	1,800,000	1,411,222
California Municipal Finance Authority Student Housing Revenue Bond CHF Riverside I LLC - University of California Riverside North District Phase 1 Student Housing Project	5.00	5-15-2029	625,000	657,882
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2033	600,000	623,153
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2034	700,000	723,558
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2035	700,000	717,405
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2036	600,000	609,113
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2037	700,000	704,790
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC Orchard Park (BAM Insured)	4.00	5-15-2038	750,000	751,699
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC West Village Projects	5.00	5-15-2051	6,700,000	6,699,570
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  5

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
California Municipal Finance Authority Student Housing Revenue CHF Riverside I LLC Projects	5.00%	5-15-2052	$ 5,650,000	$ 5,589,839
California Municipal Finance Authority Student Housing Revenue Series 2021 CHF Davis II LLC Orchard Park Student Housing Project (BAM Insured)	4.00	5-15-2040	1,100,000	1,084,318
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Altana Glendale Series A-2 144A	4.00	10-1-2056	2,000,000	1,489,552
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Mezzanine Lien Series 2021B 144A	4.00	5-1-2057	1,500,000	1,027,829
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Mezzanine Lien Series 2022B 144A	5.00	9-1-2037	965,000	912,775
California Statewide CDA Community Improvement Authority Essential Housing Revenue Bond Social Bonds Series 2021B 144A	4.00	4-1-2057	1,000,000	687,579
Independent Cities California Finance Authority Mobile Home Park Revenue	5.00	5-15-2048	2,000,000	2,075,363
Independent Cities California Finance Authority Refunding Bond Sanitary Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,035,317
Independent Cities California Finance Authority Refunding Bond Santa Rose Leisure Mobile	5.00	8-15-2046	1,570,000	1,596,204
				51,126,014
Miscellaneous revenue: 12.75%
Alameda CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2034	1,005,000	1,019,252
Anaheim CA PFA CAB Subordinate Lien Bond Public Improvements Project Series C (AGM Insured) ¤	0.00	9-1-2025	10,000,000	9,293,024
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	3,000,000	3,078,982
California CDA Community Infrastructure Program Series 2021A	4.00	9-2-2041	995,000	882,485
California Communities Series A	5.00	9-2-2047	1,995,000	2,042,722
California Enterprise Development Authority Lease Revenue Riverside County Library Facilities Project	4.00	11-1-2049	1,900,000	1,819,318
California Infrastructure & Economic Development Bank King City Joint Union High School	5.75	8-15-2029	2,150,000	2,152,257
California Infrastructure & Economic Development Bank Lease Revenue	5.00	8-1-2044	4,000,000	4,317,755
California Municipal Finance Authority Refunding Bond Southwestern Law School Series 2021	4.00	11-1-2041	575,000	518,056
California Public Works Board Judicial Council Projects Series A	5.00	3-1-2038	7,000,000	7,010,947
California Public Works Board Various Capital Projects Series I	5.50	11-1-2033	2,000,000	2,031,344
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	5,620,000	5,504,183
Fresno CA Joint Powers Financing Authority Lease Revenue Master Lease Projects Series A (AGM Insured)	4.00	4-1-2046	1,225,000	1,221,723
Fullerton CA Joint Union High School Project Certificate of Participation (BAM Insured)	5.00	9-1-2035	1,385,000	1,464,622
Hayward Unified School District Certificates of Participation Series 2022	5.25	8-1-2052	8,000,000	8,355,024
Independent Cities California Finance Authority Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2041	1,700,000	1,705,137
See accompanying notes to portfolio of investments

6  |  Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Independent Cities California Finance Authority Sales Tax Revenue (AGM Insured) 144A	4.00%	6-1-2051	$ 750,000	$ 731,738
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2025	725,000	754,025
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2026	400,000	416,976
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2042	1,495,000	1,518,007
Jefferson CA Union High School District Certificate of Participation Teacher and Staff Housing Project (BAM Insured)	4.00	8-1-2045	1,400,000	1,400,790
Los Angeles CA Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	2,930,212
Modesto CA Irrigation District Financing Authority Series A	5.00	10-1-2040	3,500,000	3,636,383
Montclair CA PFA Lease Refunding Bond (AGM Insured)	5.00	10-1-2035	2,400,000	2,472,056
Mountain House CA Financing Authority Utility System Revenue Series A	5.00	12-1-2034	535,000	570,642
North Coast County Water District San Mateo County Certificate of Participation 2021 (AGM Insured)	4.00	10-1-2051	1,745,000	1,735,270
Porterville CA Water Revenue Certificate of Participation Water System Financing Project (AGM Insured)	4.00	8-15-2050	1,000,000	976,677
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (NPFGC Insured) ¤	0.00	6-1-2026	10,000,000	9,060,849
Sacramento CA City Financing Authority Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2035	1,300,000	1,373,125
Sacramento CA City School Joint Refunding Bond Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,199,558
San Jose CA Unified School District CAB (AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,957,437
San Marino CA Unified School District Certificate of Participation Los Angeles County Schools Pooled Financing Program Series A	5.00	12-1-2041	500,000	500,605
Stockton CA Unified School District Community Improvement Project	5.00	2-1-2033	550,000	605,885
Sutter Butte CA Flood Control Agency (BAM Insured)	5.00	10-1-2040	3,545,000	3,698,671
Torrance CA Certificate of Participation	5.25	6-1-2039	5,385,000	5,550,213
Upland CA Certificate of Participation San Antonio Regional Hospital	5.00	1-1-2047	1,955,000	1,969,103
				97,475,053
Tax revenue: 14.35%
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #17C	5.00	9-1-2043	750,000	769,556
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #17C	5.00	9-1-2048	1,100,000	1,119,659
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #8D Series A	5.00	9-1-2043	750,000	769,556
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area #8D Series A	5.00	9-1-2048	1,035,000	1,053,497
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Ambac Insured)	5.75	8-1-2030	3,190,000	3,694,832
California CDA Community Facilities District #2015-01	5.00	9-1-2047	1,420,000	1,450,540
California CDA Special Tax Community Facilities District #2017-01	5.00	9-1-2048	5,000,000	5,113,366
California CDA Special Tax Community Facilities District #2020-02	4.00	9-1-2051	1,150,000	989,919
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  7

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00%	8-1-2032	$ 1,450,000	$ 1,501,346
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2033	880,000	911,119
Chino CA Community Facilities District Special Tax Bond #2003-3 Improvement Area #7	5.00	9-1-2048	2,500,000	2,554,277
Chula Vista CA Community Facilities District Special Tax Bond #16-I Improvement Area #1	5.00	9-1-2043	445,000	459,843
Chula Vista CA Community Facilities District Special Tax Bond #16-I Improvement Area #1	5.00	9-1-2048	895,000	917,450
City of Roseville CA	5.00	9-1-2045	1,280,000	1,322,576
Corona CA Community Facilities District Special Tax Bond #2018-1 Improvement Area #1 Series A	5.00	9-1-2048	1,000,000	1,020,078
Corona Norco CA Unified School Districts Special Tax Bond Community Facilities District #16-1	5.00	9-1-2048	1,500,000	1,534,010
Dinuba CA RDA Merged City Redevelopment Project (BAM Insured)	5.00	9-1-2033	1,500,000	1,556,239
Elk Grove CA Financing Authority Special Tax Refunding Bond (BAM Insured)	5.00	9-1-2038	1,500,000	1,573,919
Fairfield CA Community Facilities District Special Tax Bond #2019 One Lake Improvement Area 144A	5.00	9-1-2050	3,000,000	3,071,212
Folsom Ranch Financing Authority California Facilities District #20 Russell Ranch	5.00	9-1-2048	1,650,000	1,666,121
Fremont CA Community Facilities District #1 Refunding Bond	5.00	9-1-2040	2,700,000	2,745,381
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Subordinate Lien Series A (BAM Insured)	5.00	5-1-2038	305,000	326,696
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Subordinate Lien Series A (BAM Insured)	5.00	5-1-2034	500,000	547,032
Inland Valley CA Development Agency Series A	5.25	9-1-2037	4,000,000	4,059,668
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2033	1,500,000	1,553,044
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2038	1,635,000	1,685,149
Lancaster CA RDA Tax Allocation Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,295,779
Los Angeles CA Community Facilities District #11 Ponte Vista Special Tax Series 2021	4.00	9-1-2046	1,250,000	1,112,768
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,682,146
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,202,760
Orange County CA Community Facilities District #2015-1 Esencia Village Series A	5.25	8-15-2045	1,950,000	1,989,485
Rancho Cucamonga CA RDA Rancho Redevelopment Project Area (AGM Insured)	5.00	9-1-2032	1,870,000	1,937,887
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Ambac Insured) ¤	0.00	7-15-2030	3,505,000	2,804,444
Rio Vista CA Community Facilities District Special Tax #2018-1	5.00	9-1-2048	1,185,000	1,200,520
River Islands PFA California Community Facilities District No. 2016-1 (AGM Insured)	5.25	9-1-2052	2,000,000	2,240,212
See accompanying notes to portfolio of investments

8  |  Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Riverside County CA Community Facilities Districts Special Tax #05-8	5.00%	9-1-2048	$ 1,600,000	$ 1,636,277
Romoland School District Community Facilities District #2004-1 Heritage Lake Improvement Area #4 Series 2018 Special Tax Bond	5.00	9-1-2048	3,000,000	3,040,720
Sacramento CA Transient Occupancy Tax Convention Center Complex Series A	5.00	6-1-2048	3,750,000	3,935,179
San Bernardino CA Special Tax Community Facilities District #2006-1 Series 2018	5.00	9-1-2048	1,200,000	1,227,208
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2040	965,000	981,219
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2046	1,175,000	1,189,064
San Diego CA RDA CAB Tax Allocation Centre (AGM Insured) ¤	0.00	9-1-2023	885,000	874,479
San Francisco CA City & County Community Facilities District #2014-1 Transbay Transit Center Special Tax Bonds Series 2022A	5.00	9-1-2052	1,000,000	1,060,988
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island	4.00	9-1-2051	1,250,000	1,082,876
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #1 Special Tax Treasure Island Series 2021	4.00	9-1-2041	1,000,000	928,091
San Francisco CA City & County Community Facilities District #2016-1 Improvement Area #2 Special Tax Treasure Island Series 2022A 144A	4.00	9-1-2052	1,750,000	1,504,024
San Francisco CA City & County Community Facilities District #2020-1 Mission Rock Facilities and Services Special Tax Series 2021C 144A	4.00	9-1-2051	3,900,000	3,217,231
San Francisco CA City & County RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	4,000,000	3,440,417
San Francisco CA City & County RDA Mission Bay South Redevelopment Project Series A	5.00	8-1-2043	2,500,000	2,570,910
San Francisco CA City & County RDA Tax Transbay Infrastructure Project Third Lien Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,595,800
San Marcos CA Unified School District Special Tax Community Facilities District #4 (BAM Insured)	5.00	9-1-2034	1,705,000	1,759,831
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2028	1,290,000	1,330,580
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2029	1,325,000	1,366,681
Sonoma CA CDA Successor Agency to Sonoma Redevelopment Project Tax Allocation Bond (NPFGC Insured)	5.00	6-1-2033	1,325,000	1,429,439
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2033	340,000	361,395
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2038	400,000	418,938
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2033	250,000	265,792
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2038	250,000	261,836
Temescal Valley Water District Improvement Area #2 2021 Special Tax Bonds	4.00	9-1-2051	930,000	807,799
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Tracy Hills CA Improvement Area #1 Community Facilities District #2016-1 Special Tax Bonds Series 2018	5.00%	9-1-2048	$ 2,750,000	$ 2,809,704
Transbay Joint Powers Authority Tax Allocation California Senior Series A Green Bonds	5.00	10-1-2045	2,000,000	2,073,125
Transbay Joint Powers Authority Tax Allocation California Senior Series A Green Bonds	5.00	10-1-2049	2,200,000	2,257,404
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2040	750,000	762,434
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2045	1,000,000	1,011,774
Union City CA Community RDA Successor Agency to Community Redevelopment Project Tax Allocation Refunding Bond Series A	5.00	10-1-2036	1,000,000	1,051,409
				109,684,710
Tobacco revenue: 0.82%
California County CA Tobacco Securitization Agency	5.00	6-1-2050	1,170,000	1,174,354
California County CA Tobacco Securitization Agency CAB ¤	0.00	6-1-2055	14,000,000	2,355,342
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2028	2,000,000	2,225,688
Northern California Tobacco Securitization Authority Tobacco Settlement CAB Asset-Backed Refunding Bonds Class 2 Series B2 ¤	0.00	6-1-2060	3,250,000	543,725
				6,299,109
Transportation revenue: 1.95%
Bay Area Toll Authority Toll Bridge Revenue Francisco Bay Area Series E (Barclays Bank plc LOC) ø	3.65	4-1-2055	13,000,000	13,000,000
Riverside County CA Transportation Commission Toll Revenue 2021 Series B-1	4.00	6-1-2046	2,000,000	1,910,080
				14,910,080
Utilities revenue: 7.58%
Banning CA Financing Authority Refunding Bond Electric System Project (AGM Insured)	5.00	6-1-2037	5,000,000	5,231,476
Burbank CA Water and Power Electric Revenue	5.00	6-1-2053	5,620,000	6,121,048
California Community Choice Financing Authority Clean Energy Project Revenue Bonds Series 2023C	5.25	1-1-2054	2,500,000	2,558,693
Imperial Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2045	1,060,000	1,105,788
Imperial Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2040	3,715,000	3,885,817
Imperial Irrigation District Electric System Refunding Bond Series C	5.00	11-1-2038	2,500,000	2,633,236
Lassen CA Municipal Utility District Certificate of Participation	4.00	5-1-2038	2,615,000	2,546,523
Lassen CA Municipal Utility District Certificate of Participation	4.00	5-1-2041	2,250,000	2,167,856
Lassen CA Municipal Utility District Certificate of Participation	4.00	5-1-2046	4,395,000	4,167,077
Lassen CA Municipal Utility District Certificate of Participation	4.00	5-1-2051	2,340,000	2,174,206
Los Angeles CA Department of Water and Power Series E	5.00	7-1-2044	12,475,000	12,715,991
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	4,000,000	4,929,091
M-S-R California Energy Authority Gas Series C	6.13	11-1-2029	935,000	1,022,071
See accompanying notes to portfolio of investments

10  |  Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Redding CA Joint Powers Financing Authority Election System Series A	5.00%	6-1-2032	$ 440,000	$ 469,117
Roseville CA Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	1,968,437
Southern California Public Power Authority Natural Gas Project #1 Series A	5.25	11-1-2025	1,000,000	1,043,639
Walnut Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,195,858
				57,935,924
Water & sewer revenue: 2.14%
Adelanto CA Public Utility Authority Refunding Bond (AGM Insured)	5.00	7-1-2039	2,000,000	2,152,660
California State Pollution Control Financing Authority Water Furnishing Revenue Bonds Series 144A	5.00	11-21-2045	2,615,000	2,646,173
Compton CA Sewer Revenue	6.00	9-1-2039	1,775,000	1,774,993
El Dorado CA Irrigation District Refunding Bond Series A (AGM Insured)	5.25	3-1-2039	2,000,000	2,047,957
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (NPFGC Insured)	5.00	9-1-2032	2,000,000	2,058,990
Merced Irrigation District Water & Hydroelectric System Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,120,684
Tulare CA Sewer Refunding Bond (AGM Insured)	5.00	11-15-2041	1,500,000	1,567,437
				16,368,894
				722,631,601
Guam: 0.46%
Tax revenue: 0.13%
Guam Government Business Privilege Tax Revenue Refunding Bond Series 2021 F	4.00	1-1-2036	1,000,000	977,469
Water & sewer revenue: 0.33%
Guam Government Waterworks Authority	5.25	7-1-2033	1,500,000	1,509,050
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,000,000	1,015,871
				2,524,921
				3,502,390
Illinois: 1.35%
Miscellaneous revenue: 1.35%
Illinois Refunding Bond	5.00	2-1-2025	10,000,000	10,349,526
New York: 1.97%
Industrial development revenue: 0.68%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2029	5,000,000	5,222,644
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  11

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.64%
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2021 Series E Subseries E1	3.00%	2-1-2051	$ 3,360,000	$ 2,564,031
New York Dormitory Authority of the State Personal Income Tax Revenue Bonds Series 2020A	3.00	3-15-2050	3,000,000	2,301,008
				4,865,039
Water & sewer revenue: 0.65%
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution Revenue Bonds Series DD	4.13	6-15-2047	5,000,000	4,960,995
				15,048,678
Ohio: 0.08%
Tobacco revenue: 0.08%
Buckeye Tobacco Settlement Financing Authority CAB ¤	0.00	6-1-2057	5,000,000	596,907
Texas: 0.06%
Resource recovery revenue: 0.06%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	4.41	4-1-2040	500,000	500,000
Total Municipal obligations (Cost $763,015,116)				752,629,102

		Yield	Shares
Short-term investments: 0.72%
Investment companies: 0.72%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞		4.12	5,513,671	5,514,222
Total Short-term investments (Cost $5,514,530)				5,514,222
Total investments in securities (Cost $768,529,646)	99.18%			758,143,324
Other assets and liabilities, net	0.82			6,240,580
Total net assets	100.00%			$764,383,904

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

12  |  Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$11,287,598	$306,582,921	$(312,354,004)	$(1,442)	$(851)	$5,514,222	5,513,671	$258,008
See accompanying notes to portfolio of investments

Allspring California Tax-Free Fund  |  13

Notes to portfolio of investments—March 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$752,629,102	$0	$752,629,102
Short-term investments
Investment companies	5,514,222	0	0	5,514,222
Total assets	$5,514,222	$752,629,102	$0	$758,143,324
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

14  |  Allspring California Tax-Free Fund